Quarterly Holdings Report
for

Fidelity® Low-Priced Stock Fund

April 30, 2019

LPS-QTLY-0619
1.800342.115

Schedule of Investments April 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.6%
	Shares	Value (000s)
COMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 0.0%
AT&T, Inc.	37,732	$1,168
Iridium Communications, Inc. (a)	299,571	8,226
		9,394
Entertainment - 0.2%
Cinemark Holdings, Inc.	123,566	5,196
Viacom, Inc. Class B (non-vtg.)	1,293,317	37,390
		42,586
Interactive Media & Services - 0.4%
Yahoo! Japan Corp.	50,408,941	133,947
Media - 1.2%
Comcast Corp. Class A	2,611,114	113,662
Corus Entertainment, Inc. Class B (non-vtg.)	582,520	3,313
Discovery Communications, Inc.:
Class A (a)(b)	2,296,518	70,962
Class C (non-vtg.) (a)	496,297	14,274
Fox Corp. Class A (a)	1,100,321	42,902
Gannett Co., Inc.	813,764	7,592
Hyundai HCN	2,723,979	9,911
Intage Holdings, Inc. (c)	3,288,300	27,601
MSG Network, Inc. Class A (a)	287,210	6,614
Nexstar Broadcasting Group, Inc. Class A	74,967	8,775
Pico Far East Holdings Ltd.	18,436,000	6,745
Proto Corp.	198,800	3,710
RKB Mainichi Broadcasting Corp.	42,200	2,201
Saga Communications, Inc. Class A	395,259	12,680
Sky Network Television Ltd.	5,814,962	4,738
STW Group Ltd.	4,078,292	1,596
Tegna, Inc.	1,048,234	16,688
The New York Times Co. Class A	240,076	7,959
TOW Co. Ltd. (c)	1,821,200	11,853
TVA Group, Inc. Class B (non-vtg.) (a)	3,073,982	4,360
WOWOW INC.	183,500	4,738
		382,874

TOTAL COMMUNICATION SERVICES		568,801

CONSUMER DISCRETIONARY - 22.9%
Auto Components - 1.2%
Adient PLC	50,000	1,155
ASTI Corp. (b)(c)	180,300	3,232
ElringKlinger AG (b)	694,849	5,268
G-Tekt Corp.	174,100	2,468
Gentex Corp.	2,631,520	60,604
GUD Holdings Ltd.	342,805	2,856
Hi-Lex Corp.	1,359,600	25,204
INFAC Corp.	325,139	1,464
INZI Controls Co. Ltd.	550,000	3,393
Lear Corp.	271,671	38,849
Linamar Corp.	199,245	7,558
Motonic Corp. (c)	2,850,000	30,973
Murakami Corp. (c)	821,100	19,039
Nippon Seiki Co. Ltd.	2,625,200	43,457
Piolax, Inc. (c)	2,472,300	46,274
S&T Holdings Co. Ltd. (a)(c)	885,108	10,037
Samsung Climate Control Co. Ltd. (c)	499,950	4,338
Sewon Precision Industries Co. Ltd. (c)	500,000	3,651
SJM Co. Ltd. (c)	1,282,000	3,943
SJM Holdings Co. Ltd. (c)	969,002	2,797
Strattec Security Corp. (c)	365,997	11,086
Sungwoo Hitech Co. Ltd.	2,518,110	10,535
TBK Co. Ltd.	920,800	3,356
Yachiyo Industry Co. Ltd.	891,700	6,036
Yutaka Giken Co. Ltd. (c)	1,221,200	20,172
		367,745
Automobiles - 0.0%
Kabe Husvagnar AB (B Shares)	275,540	4,340
Distributors - 0.1%
Arata Corp.	93,500	3,336
Central Automotive Products Ltd.	75,000	1,146
Chori Co. Ltd.	428,100	6,372
Nakayamafuku Co. Ltd.	622,700	2,823
PALTAC Corp.	59,000	3,236
SPK Corp.	252,200	5,472
Uni-Select, Inc.	1,295,171	13,825
		36,210
Diversified Consumer Services - 0.1%
Clip Corp. (c)	270,500	1,838
Cross-Harbour Holdings Ltd.	2,408,000	3,377
Estacio Participacoes SA	365,200	2,531
Shingakukai Holdings Co. Ltd.	49,900	261
Step Co. Ltd. (c)	1,071,400	14,456
		22,463
Hotels, Restaurants & Leisure - 0.3%
Ark Restaurants Corp.	104,792	2,058
Flanigans Enterprises, Inc.	89,530	2,254
Hiday Hidaka Corp.	1,589,040	28,829
Ibersol SGPS SA	907,304	8,080
Koshidaka Holdings Co. Ltd.	292,620	4,072
Kura Corp. Ltd.	10,000	431
Sportscene Group, Inc. Class A (c)	659,500	3,200
Texas Roadhouse, Inc. Class A	112,707	6,087
The Monogatari Corp.	49,700	3,971
The Restaurant Group PLC	15,814,109	29,695
Wyndham Destinations, Inc.	120,500	5,249
		93,926
Household Durables - 3.9%
Abbey PLC (c)	1,766,055	27,731
Barratt Developments PLC (c)	71,841,284	563,772
Bellway PLC	3,893,296	157,992
D.R. Horton, Inc.	2,829,101	125,357
Dorel Industries, Inc. Class B (sub. vtg.)	1,896,433	16,690
Emak SpA	4,363,798	6,656
First Juken Co. Ltd. (c)	1,392,700	15,203
Flexsteel Industries, Inc.	27,682	600
Gree Electric Appliances, Inc. of Zhuhai (A Shares)	1,200,000	9,903
Hamilton Beach Brands Holding Co.:
Class A	179,696	3,252
Class B (a)	183,780	3,326
Helen of Troy Ltd. (a)	1,201,368	172,997
Henry Boot PLC	2,933,333	10,710
Iida Group Holdings Co. Ltd.	140,900	2,377
M.D.C. Holdings, Inc.	99,892	3,053
M/I Homes, Inc. (a)	273,881	7,715
Meritage Homes Corp. (a)	550,858	28,176
Mohawk Industries, Inc. (a)	998	136
PulteGroup, Inc.	88,539	2,785
Q.E.P. Co., Inc. (a)	29,704	728
Sanei Architecture Planning Co. Ltd. (c)	1,204,100	17,014
Taylor Morrison Home Corp. (a)	124,673	2,414
Token Corp.	620,300	37,754
Toll Brothers, Inc.	104,457	3,980
		1,220,321
Internet & Direct Marketing Retail - 0.2%
Aucnet, Inc.	196,300	2,224
Belluna Co. Ltd. (c)	6,575,200	49,346
Liberty Interactive Corp. QVC Group Series A (a)	65,161	1,111
Moneysupermarket.com Group PLC	585,174	2,775
		55,456
Leisure Products - 0.1%
Brunswick Corp.	148,539	7,607
Fenix Outdoor AB Class B (a)(d)	32,298	0
Mars Group Holdings Corp.	472,400	9,249
Miroku Corp.	139,700	2,432
		19,288
Multiline Retail - 3.3%
Big Lots, Inc.	1,400,336	52,036
Lifestyle China Group Ltd. (a)	18,928,000	6,997
Lifestyle International Holdings Ltd.	21,877,500	38,095
Next PLC (c)	12,434,349	934,922
Watts Co. Ltd.	174,800	1,100
		1,033,150
Specialty Retail - 12.1%
Aaron's, Inc. Class A	43,722	2,435
AT-Group Co. Ltd.	1,089,000	19,767
AutoNation, Inc. (a)	24,951	1,046
AutoZone, Inc. (a)	702,878	722,776
Bed Bath & Beyond, Inc. (b)(c)	11,464,858	191,578
Best Buy Co., Inc.	12,269,510	912,974
BMTC Group, Inc. (c)	3,558,381	35,751
Bonia Corp. Bhd (a)	2,503,000	170
Buffalo Co. Ltd.	92,600	741
Burlington Stores, Inc. (a)	32,473	5,485
Cars.com, Inc. (a)(b)	499,436	10,393
Cash Converters International Ltd. (a)	24,013,404	2,624
Delek Automotive Systems Ltd.	732,900	3,298
Dick's Sporting Goods, Inc.	84,847	3,139
DSW, Inc. Class A	71,612	1,593
Dunelm Group PLC	750,582	8,368
Formosa Optical Technology Co. Ltd.	1,362,000	2,799
GameStop Corp. Class A	3,013,785	26,069
Genesco, Inc. (a)	284,681	12,757
GNC Holdings, Inc. Class A (a)	944,732	2,097
Goldlion Holdings Ltd.	21,832,000	8,933
Guess?, Inc. (c)	4,741,281	96,580
Hour Glass Ltd.	8,807,600	5,083
IA Group Corp. (c)	117,040	3,572
JB Hi-Fi Ltd. (b)	249,044	4,524
John David Group PLC	7,862,996	64,535
Jumbo SA (c)	9,971,999	181,190
K's Holdings Corp.	4,763,700	42,465
Ku Holdings Co. Ltd.	895,600	7,027
Leon's Furniture Ltd.	211,195	2,289
Mr. Bricolage SA (c)	855,947	5,223
Murphy U.S.A., Inc. (a)	87,708	7,496
Nafco Co. Ltd. (c)	1,927,700	25,127
Ross Stores, Inc.	10,334,050	1,009,223
Sally Beauty Holdings, Inc. (a)	3,029,415	53,621
Second Chance Properties Ltd. warrants 1/23/20 (a)	1,941,600	6
Sonic Automotive, Inc. Class A (sub. vtg.)	574,249	11,617
The Buckle, Inc. (b)(c)	4,498,386	83,130
The Children's Place Retail Stores, Inc.	36,649	4,135
Urban Outfitters, Inc. (a)	2,600,297	77,307
USS Co. Ltd.	5,119,000	97,697
Vitamin Shoppe, Inc. (a)	869,099	5,458
Williams-Sonoma, Inc.	732,339	41,868
		3,803,966
Textiles, Apparel & Luxury Goods - 1.6%
Best Pacific International Holdings Ltd.	5,788,000	2,110
Capri Holdings Ltd. (a)	99,622	4,391
CRG, Inc. BHD (d)	2,503,000	54
Deckers Outdoor Corp. (a)	38,301	6,060
Embry Holdings Ltd.	2,149,000	630
Ff Group (a)(c)(d)	4,339,266	11,681
Fossil Group, Inc. (a)(c)	4,115,121	53,785
Gildan Activewear, Inc.	6,737,145	248,425
Handsome Co. Ltd. (c)	1,950,000	71,700
JLM Couture, Inc. (a)(c)	159,467	1,316
Makalot Industrial Co. Ltd.	229,000	1,578
McRae Industries, Inc.	24,037	565
Steven Madden Ltd.	212,384	7,720
Sun Hing Vision Group Holdings Ltd. (c)	19,723,000	7,291
Tapestry, Inc.	100,000	3,227
Ted Baker PLC	98,439	2,064
Texwinca Holdings Ltd.	48,666,000	19,355
Victory City International Holdings Ltd.	146,569,084	1,700
Youngone Corp.	500,000	15,872
Youngone Holdings Co. Ltd. (c)	889,600	49,677
Yue Yuen Industrial (Holdings) Ltd.	2,497,500	8,071
		517,272

TOTAL CONSUMER DISCRETIONARY		7,174,137

CONSUMER STAPLES - 9.2%
Beverages - 1.8%
A.G. Barr PLC	2,885,377	32,057
Baron de Ley SA (a)	109,800	12,746
Britvic PLC	6,265,440	74,634
C&C Group PLC	1,395,284	5,297
Jinro Distillers Co. Ltd.	47,081	1,209
Monster Beverage Corp. (a)	6,674,835	397,820
Muhak Co. Ltd. (c)	2,799,256	32,706
Olvi PLC (A Shares)	108,697	4,029
Spritzer Bhd	5,120,400	2,848
Yantai Changyu Pioneer Wine Co. Ltd. (B Shares)	2,799,936	6,028
		569,374
Food & Staples Retailing - 5.4%
Amsterdam Commodities NV	149,459	3,403
Aoki Super Co. Ltd.	111,900	2,592
Australasian Foods Holdco Pty Ltd. (a)(d)	3,481,102	2,209
Belc Co. Ltd. (c)	1,641,500	73,311
Casey's General Stores, Inc.	23,571	3,120
Cosmos Pharmaceutical Corp.	954,600	152,023
Create SD Holdings Co. Ltd. (c)	5,317,500	122,394
Daikokutenbussan Co. Ltd. (e)	474,800	16,261
Dong Suh Companies, Inc.	1,050,000	17,635
Genky DrugStores Co. Ltd.	729,600	17,068
Halows Co. Ltd. (c)	1,318,500	26,040
Kirindo Holdings Co. Ltd.	150,300	2,323
Kroger Co.	50,736	1,308
Kusuri No Aoki Holdings Co. Ltd.	498,100	34,967
Majestic Wine PLC	915,335	3,074
McColl's Retail Group PLC	1,556,270	1,743
Metro, Inc. Class A (sub. vtg.) (c)	24,525,451	887,874
North West Co., Inc.	111,146	2,348
Performance Food Group Co. (a)	206,835	8,470
Qol Holdings Co. Ltd.	1,842,000	27,846
Sundrug Co. Ltd.	3,013,100	80,497
Thai President Foods PCL	509,488	2,554
Total Produce PLC	8,874,177	15,826
United Natural Foods, Inc. (a)	596,665	7,709
Valor Holdings Co. Ltd.	248,500	6,037
Walgreens Boots Alliance, Inc.	2,538,546	135,990
Walmart, Inc.	33,759	3,472
Yaoko Co. Ltd.	845,300	40,066
		1,698,160
Food Products - 1.7%
Carr's Group PLC	2,218,547	4,253
Cranswick PLC	448,115	16,934
Dean Foods Co. (b)	195,367	332
Devro PLC	1,143,876	2,968
Food Empire Holdings Ltd. (c)	38,759,100	15,531
Fresh Del Monte Produce, Inc. (c)	4,785,602	141,223
Hilton Food Group PLC	625,118	8,282
Inghams Group Ltd.	1,356,403	4,255
Ingredion, Inc.	431,089	40,846
Japan Meat Co. Ltd.	166,900	2,559
Kaveri Seed Co. Ltd.	74,873	478
Lassonde Industries, Inc. Class A (sub. vtg.)	12,186	1,560
Mitsui Sugar Co. Ltd.	349,400	8,412
Nam Yang Dairy Products	10,500	5,539
Origin Enterprises PLC (c)	9,148,454	56,538
Pacific Andes International Holdings Ltd. (a)(d)	106,294,500	989
Pacific Andes Resources Development Ltd. (a)(d)	207,240,893	1,676
Pickles Corp.	99,000	1,835
Rocky Mountain Chocolate Factory, Inc. (c)	433,921	4,272
S Foods, Inc.	399,800	13,746
Seaboard Corp.	37,826	170,050
Select Harvests Ltd.	2,500,101	11,280
Sunjin Co. Ltd. (a)(c)	2,376,955	26,138
		539,696
Household Products - 0.0%
Central Garden & Pet Co. Class A (non-vtg.) (a)	36,715	899
Personal Products - 0.2%
Grape King Bio Ltd.	1,500,000	10,412
Hengan International Group Co. Ltd.	498,000	4,390
Natural Alternatives International, Inc. (a)	130,940	1,704
Sarantis SA (c)	3,983,030	33,014
		49,520
Tobacco - 0.1%
Karelia Tobacco Co., Inc.	1,601	467
Scandinavian Tobacco Group A/S (f)	1,721,931	20,501
		20,968

TOTAL CONSUMER STAPLES		2,878,617

ENERGY - 5.6%
Energy Equipment & Services - 1.1%
AKITA Drilling Ltd. Class A (non-vtg.)	1,464,528	3,509
Carbo Ceramics, Inc. (a)	965,615	2,626
Cathedral Energy Services Ltd. (a)	1,319,602	689
Diamond Offshore Drilling, Inc. (a)(b)	4,873,393	47,321
Dril-Quip, Inc. (a)	194,661	8,479
Ensco PLC Class A (b)	3,101,909	43,334
Fugro NV (Certificaten Van Aandelen) (a)(b)	168,662	1,536
Geospace Technologies Corp. (a)(c)	899,046	12,092
Gulf Island Fabrication, Inc. (a)	59,547	512
John Wood Group PLC	575,417	3,530
KLX Energy Services Holdings, Inc. (a)	99,446	2,789
Liberty Oilfield Services, Inc. Class A	1,741,089	25,960
Oceaneering International, Inc. (a)	397,727	7,636
Oil States International, Inc. (a)	2,296,867	44,375
PHX Energy Services Corp. (a)	1,361,943	3,365
Shinko Plantech Co. Ltd.	1,168,300	12,176
Tidewater, Inc. warrants 11/14/24 (a)	76,844	121
Total Energy Services, Inc.	2,034,809	14,885
Transocean Ltd. (United States) (a)	3,569,048	28,053
Unit Corp. (a)(c)	5,357,413	72,647
		335,635
Oil, Gas & Consumable Fuels - 4.5%
Adams Resources & Energy, Inc.	135,169	4,886
Beach Energy Ltd.	15,695,160	23,567
Berry Petroleum Corp.	797,006	9,054
Chevron Corp.	248,580	29,845
China Petroleum & Chemical Corp.:
(H Shares)	2,492,000	1,916
sponsored ADR (H Shares)	99,604	7,644
CNX Resources Corp. (a)	291,641	2,613
ConocoPhillips Co.	913,458	57,657
CONSOL Energy, Inc. (a)	145,868	4,945
Contango Oil & Gas Co. (a)(c)	2,585,293	7,808
Delek U.S. Holdings, Inc.	58,482	2,167
Denbury Resources, Inc. (a)(b)	6,369,611	14,204
Encana Corp.	1,301,044	9,016
Eni SpA	7,245,003	123,463
Fuji Kosan Co. Ltd. (c)	634,000	3,990
Great Eastern Shipping Co. Ltd.	4,800,000	19,904
Hankook Shell Oil Co. Ltd.	48,000	13,278
KyungDong City Gas Co. Ltd.	208,063	6,676
Kyungdong Invest Co. Ltd.	84,315	3,024
Marathon Oil Corp.	3,593,051	61,226
Marathon Petroleum Corp.	1,948,691	118,617
Michang Oil Industrial Co. Ltd. (c)	173,900	11,892
Murphy Oil Corp. (c)	10,690,755	291,216
NACCO Industries, Inc. Class A	199,627	8,163
Oil & Natural Gas Corp. Ltd.	35,710,893	86,756
QEP Resources, Inc. (a)	1,790,102	13,462
Reliance Industries Ltd.	143,500	2,870
Southwestern Energy Co. (a)(c)	50,200,669	198,293
Star Petroleum Refining PCL	8,282,600	2,751
Thai Oil PCL (For. Reg.)	497,600	1,080
Total SA sponsored ADR	1,843,968	102,654
Whitecap Resources, Inc.	453,660	1,825
Whiting Petroleum Corp. (a)	4,292,134	117,562
World Fuel Services Corp.	1,512,098	46,648
WPX Energy, Inc. (a)	1,001,121	13,906
		1,424,578

TOTAL ENERGY		1,760,213

FINANCIALS - 13.6%
Banks - 1.1%
ACNB Corp.	103,663	3,926
Associated Banc-Corp.	170,110	3,860
BancFirst Corp.	65,314	3,684
Bank Ireland Group PLC	11,395,076	72,978
Bank of America Corp.	125,299	3,832
Camden National Corp.	90,328	3,973
Cathay General Bancorp	622,287	22,894
Central Pacific Financial Corp.	89,838	2,696
Codorus Valley Bancorp, Inc. (c)	659,379	13,952
Cullen/Frost Bankers, Inc.	42,798	4,352
Dah Sing Banking Group Ltd.	1,703,600	3,257
Dimeco, Inc.	36,056	1,475
East West Bancorp, Inc.	376,535	19,384
First Bancorp, Puerto Rico	1,450,921	16,395
First Citizens Bancshares, Inc.	8,485	3,803
First Hawaiian, Inc.	492,788	13,626
Hanmi Financial Corp.	349,779	8,297
Hope Bancorp, Inc.	1,247,668	17,542
Huntington Bancshares, Inc.	82,667	1,151
KeyCorp	90,000	1,580
LCNB Corp.	76,493	1,300
Meridian Bank/Malvern, PA (a)	148,105	2,620
NIBC Holding NV (f)	248,615	2,373
OFG Bancorp	433,135	8,741
Peoples Bancorp, Inc.	47,612	1,556
PNC Financial Services Group, Inc.	27,261	3,733
Popular, Inc.	34,421	1,986
Regions Financial Corp.	202,855	3,150
Signature Bank	13,430	1,774
SpareBank 1 SR-Bank ASA (primary capital certificate)	1,226,724	14,169
Sparebanken More (primary capital certificate)	207,378	7,476
Sparebanken Nord-Norge	2,302,660	17,535
Umpqua Holdings Corp.	84,360	1,464
United Community Bank, Inc.	106,884	3,001
Van Lanschot NV (Bearer)	1,056,332	27,428
Wells Fargo & Co.	247,577	11,985
		332,948
Capital Markets - 1.0%
AllianceBernstein Holding LP	696,250	20,546
Ameriprise Financial, Inc.	11,679	1,714
Ares Capital Corp.	205,432	3,698
Banca Generali SpA	144,226	4,070
Close Brothers Group PLC	82,355	1,667
Franklin Resources, Inc.	888,347	30,728
GAMCO Investors, Inc. Class A	124,408	2,697
Hamilton Lane, Inc. Class A	80,262	3,922
Lazard Ltd. Class A	1,420,853	55,243
OM Asset Management Ltd.	185,798	2,724
State Street Corp.	2,285,824	154,659
Tullett Prebon PLC	719,219	2,637
Waddell & Reed Financial, Inc. Class A (b)	2,457,000	46,020
		330,325
Consumer Finance - 2.4%
Aeon Credit Service (Asia) Co. Ltd.	12,680,000	12,640
American Express Co.	37,334	4,377
Discover Financial Services	1,248,661	101,753
H&T Group PLC	535,800	2,197
Navient Corp.	1,381,588	18,665
Nicholas Financial, Inc. (a)	357,600	3,175
Santander Consumer U.S.A. Holdings, Inc.	10,081,083	215,231
Synchrony Financial	10,942,922	379,391
		737,429
Diversified Financial Services - 0.3%
AXA Equitable Holdings, Inc.	3,580,623	81,244
Far East Horizon Ltd.	1,896,000	2,105
Ricoh Leasing Co. Ltd.	761,300	22,143
		105,492
Insurance - 7.9%
AEGON NV	45,454,828	237,281
AFLAC, Inc.	651,221	32,809
Allstate Corp.	39,962	3,959
Amerisafe, Inc.	34,214	2,026
April	2,175,510	52,217
ASR Nederland NV	553,907	24,602
Assurant, Inc.	948,931	90,148
Aub Group Ltd.	244,887	2,182
FBD Holdings PLC	144,243	1,459
First American Financial Corp.	119,417	6,814
FNF Group	54,141	2,163
Great-West Lifeco, Inc.	99,833	2,509
Hartford Financial Services Group, Inc.	1,060,335	55,466
Hiscox Ltd.	118,098	2,578
Hyundai Fire & Marine Insurance Co. Ltd.	99,824	3,280
Lincoln National Corp.	4,367,005	291,367
MetLife, Inc.	14,829,801	684,099
National Western Life Group, Inc.	133,143	35,512
NN Group NV	1,145,088	49,858
Primerica, Inc.	64,822	8,446
Principal Financial Group, Inc.	63,668	3,639
RenaissanceRe Holdings Ltd.	1,621,847	251,970
Sony Financial Holdings, Inc.	2,431,500	49,483
The Travelers Companies, Inc.	28,272	4,064
Torchmark Corp.	85,785	7,520
Universal Insurance Holdings, Inc.	39,792	1,185
Unum Group (c)	15,012,029	554,244
		2,460,880
Mortgage Real Estate Investment Trusts - 0.5%
Annaly Capital Management, Inc.	14,599,527	147,309
Redwood Trust, Inc.	478,684	7,831
		155,140
Thrifts & Mortgage Finance - 0.4%
ASAX Co. Ltd.	398,600	1,900
Genworth MI Canada, Inc.	3,919,406	121,792
Genworth Mortgage Insurance Ltd.	6,145,751	10,355
		134,047

TOTAL FINANCIALS		4,256,261

HEALTH CARE - 11.7%
Biotechnology - 2.3%
Amgen, Inc.	2,860,981	513,031
Biogen, Inc. (a)	175,055	40,130
Celgene Corp. (a)	1,506,006	142,559
Cell Biotech Co. Ltd.	50,000	1,297
Essex Bio-Technology Ltd.	1,203,000	1,109
Gilead Sciences, Inc.	191,989	12,487
United Therapeutics Corp. (a)	12,809	1,314
		711,927
Health Care Equipment & Supplies - 0.4%
Apex Biotechnology Corp.	1,200,000	1,215
Arts Optical International Holdings Ltd. (c)	20,344,000	4,746
Boston Scientific Corp. (a)	210,379	7,809
Hoshiiryou Sanki Co. Ltd. (c)(e)	290,264	9,954
Nakanishi, Inc.	497,200	9,520
Prim SA (c)	1,429,200	18,034
ResMed, Inc.	75,153	7,854
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	928,000	911
St.Shine Optical Co. Ltd.	2,100,000	39,143
Techno Medica Co. Ltd.	38,600	730
Utah Medical Products, Inc. (c)	262,680	22,170
Varex Imaging Corp. (a)	81,054	2,662
Vieworks Co. Ltd.	5,000	137
		124,885
Health Care Providers & Services - 8.0%
Anthem, Inc.	1,848,568	486,229
CVS Health Corp.	14,834	807
DVx, Inc. (c)	694,200	5,721
Hi-Clearance, Inc.	1,489,000	5,083
Hi-Clearance, Inc. rights 6/3/19 (a)	31,907	21
Humana, Inc.	9,433	2,409
Laboratory Corp. of America Holdings (a)	268,446	42,930
Medica Sur SA de CV	330,828	454
MEDNAX, Inc. (a)	636,372	17,799
Premier, Inc. (a)	195,368	6,492
Quest Diagnostics, Inc.	78,849	7,599
Ship Healthcare Holdings, Inc.	79,200	3,246
Tokai Corp.	340,600	7,849
Triple-S Management Corp. (a)(c)	1,630,139	37,037
United Drug PLC (United Kingdom)	2,093,099	17,932
UnitedHealth Group, Inc.	7,412,626	1,727,657
Universal Health Services, Inc. Class B	802,649	101,832
WIN-Partners Co. Ltd. (c)	2,514,600	27,450
		2,498,547
Health Care Technology - 0.1%
ND Software Co. Ltd. (c)	1,197,800	18,204
Pharmaceuticals - 0.9%
Akorn, Inc. (a)	91,429	247
Apex Healthcare Bhd	47,600	101
Bliss Gvs Pharma Ltd. (a)	3,700,000	8,909
Daewon Pharmaceutical Co. Ltd. (c)	1,923,725	29,170
Daewoong Co. Ltd.	350,000	6,510
Daito Pharmaceutical Co. Ltd.	109,100	3,511
Dawnrays Pharmaceutical Holdings Ltd.	35,800,000	6,526
DongKook Pharmaceutical Co. Ltd. (c)	623,700	30,863
FDC Ltd. (a)	2,901,164	7,196
Fuji Pharma Co. Ltd.	645,200	9,754
Genomma Lab Internacional SA de CV (a)	5,477,200	4,403
Jazz Pharmaceuticals PLC (a)	19,245	2,497
Korea United Pharm, Inc.	239,629	5,404
Kwang Dong Pharmaceutical Co. Ltd. (c)	3,100,000	19,601
Kyung Dong Pharmaceutical Co. Ltd.	960,000	9,031
Lee's Pharmaceutical Holdings Ltd.	7,969,500	6,817
Novo Nordisk A/S Series B sponsored ADR	800,632	39,239
Phibro Animal Health Corp. Class A	157,136	5,454
Recordati SpA	1,594,611	64,369
Taro Pharmaceutical Industries Ltd.	24,400	2,621
Vivimed Labs Ltd. (a)	600,000	205
Whanin Pharmaceutical Co. Ltd. (c)	1,750,000	29,016
		291,444

TOTAL HEALTH CARE		3,645,007

INDUSTRIALS - 7.1%
Aerospace & Defense - 0.1%
Astronics Corp. (a)	86,341	2,879
Austal Ltd.	1,403,347	2,641
United Technologies Corp.	74,633	10,643
Vectrus, Inc. (a)	62,243	2,524
		18,687
Air Freight & Logistics - 0.0%
Air T, Inc. (a)	43,692	1,230
Echo Global Logistics, Inc. (a)	106,384	2,440
United Parcel Service, Inc. Class B	103,033	10,944
		14,614
Airlines - 0.1%
Air New Zealand Ltd.	1,127,935	2,023
American Airlines Group, Inc.	260,009	8,887
JetBlue Airways Corp. (a)	339,094	6,290
		17,200
Building Products - 0.2%
Allegion PLC	66,071	6,556
Apogee Enterprises, Inc.	18,778	757
Builders FirstSource, Inc. (a)	231,981	3,197
Continental Building Products, Inc. (a)	153,224	3,930
COVIA Corp. (a)	124,353	598
Gibraltar Industries, Inc. (a)	105,948	4,203
Jeld-Wen Holding, Inc. (a)	689,023	13,608
Kondotec, Inc. (c)	1,639,400	14,364
Owens Corning	41,125	2,108
		49,321
Commercial Services & Supplies - 0.6%
Aeon Delight Co. Ltd.	98,100	3,298
AJIS Co. Ltd. (c)	887,900	27,459
Asia File Corp. Bhd	4,480,000	2,687
Calian Technologies Ltd. (c)	621,712	16,075
Civeo Corp. (a)(c)	11,751,544	23,621
Fursys, Inc. (c)	950,000	29,952
KAR Auction Services, Inc.	128,169	7,239
Lion Rock Group Ltd.	19,119,640	3,607
Mears Group PLC	832,565	2,606
Mitie Group PLC	13,150,348	22,481
NICE Total Cash Management Co., Ltd.	1,025,000	8,850
VICOM Ltd.	1,797,200	8,985
VSE Corp. (c)	834,683	25,516
		182,376
Construction & Engineering - 1.3%
AECOM (a)	6,495,577	220,200
Arcadis NV (b)	2,041,069	38,528
Arcadis NV rights (a)(g)	2,042,613	1,077
Boustead Projs. Pte Ltd.	1,989,187	1,375
Boustead Singapore Ltd.	4,022,300	2,381
Daiichi Kensetsu Corp. (c)	1,719,000	24,613
EMCOR Group, Inc.	154,575	13,006
Geumhwa PSC Co. Ltd. (c)	360,000	10,716
Jacobs Engineering Group, Inc.	85,646	6,675
Kyeryong Construction Industrial Co. Ltd. (a)(c)	675,000	14,613
Meisei Industrial Co. Ltd.	1,098,300	7,345
Mirait Holdings Corp.	398,100	5,829
Nippon Rietec Co. Ltd.	1,162,400	14,964
Severfield PLC	2,746,866	2,729
Shinnihon Corp.	1,565,800	13,396
Toshiba Plant Systems & Services Corp.	155,600	2,782
United Integrated Services Co.	4,114,800	18,309
		398,538
Electrical Equipment - 0.5%
Aichi Electric Co. Ltd.	323,500	7,841
Aros Quality Group AB	721,216	14,137
AZZ, Inc.	581,486	27,615
Bharat Heavy Electricals Ltd.	5,000,290	5,083
Chiyoda Integre Co. Ltd.	327,600	6,108
Eaton Corp. PLC	48,058	3,980
Generac Holdings, Inc. (a)	150,109	8,254
Hammond Power Solutions, Inc. Class A	450,056	2,439
I-Sheng Electric Wire & Cable Co. Ltd. (c)	12,500,000	17,555
Korea Electric Terminal Co. Ltd. (c)	709,401	35,470
Regal Beloit Corp.	46,469	3,954
Sensata Technologies, Inc. PLC (a)	210,221	10,498
Servotronics, Inc.	114,048	1,476
TKH Group NV (depositary receipt)	199,407	10,718
		155,128
Industrial Conglomerates - 0.8%
DCC PLC (United Kingdom)	2,300,092	205,393
General Electric Co.	1,134,400	11,537
ITT, Inc.	88,947	5,386
Lifco AB	448,533	21,364
Mytilineos Holdings SA	885,493	9,599
Reunert Ltd.	1,690,430	9,159
		262,438
Machinery - 1.5%
Aalberts Industries NV (c)	6,609,756	259,473
Allison Transmission Holdings, Inc.	196,860	9,225
ASL Marine Holdings Ltd. (a)(c)	44,937,713	2,082
Cummins, Inc.	34,917	5,806
Daiwa Industries Ltd.	193,800	2,256
Foremost Income Fund (a)	2,141,103	8,630
Global Brass& Copper Holdings, Inc.	95,662	4,151
Haitian International Holdings Ltd.	8,452,000	21,160
Hurco Companies, Inc.	53,327	2,097
Hwacheon Machine Tool Co. Ltd. (c)	219,900	8,095
Hyster-Yale Materials Handling:
Class A (c)	226,249	15,073
Class B (c)	310,000	20,652
Ihara Science Corp. (c)	978,100	11,107
Jaya Holdings Ltd. (a)(c)(d)	3,239,440	69
Kyowakogyosyo Co. Ltd.	42,800	1,783
Luxfer Holdings PLC sponsored	211,312	5,074
Maruzen Co. Ltd. (c)	1,580,300	32,913
Miller Industries, Inc.	93,411	3,090
Mincon Group PLC	2,146,992	2,745
Nadex Co. Ltd. (c)	791,100	6,051
Nitchitsu Co. Ltd.	55,500	854
Rexnord Corp. (a)	110,950	3,173
Semperit AG Holding (a)	379,232	5,870
SIMPAC, Inc.	1,483,000	3,274
Takamatsu Machinery Co. Ltd.	321,300	2,804
The Weir Group PLC	106,021	2,294
Tocalo Co. Ltd.	3,048,000	24,927
Trinity Industrial Corp.	842,100	5,269
Welbilt, Inc. (a)	148,931	2,507
		472,504
Marine - 0.0%
SITC International Holdings Co. Ltd.	4,761,000	5,055
Tokyo Kisen Co. Ltd. (c)	824,900	5,680
		10,735
Professional Services - 0.1%
Asiakastieto Group Oyj (f)	82,132	2,469
Boardroom Ltd.	2,559,842	1,393
Kelly Services, Inc. Class A (non-vtg.)	99,541	2,216
McMillan Shakespeare Ltd.	1,690,953	15,818
Nielsen Holdings PLC	430,211	10,983
Persol Holdings Co., Ltd.	124,000	2,320
SHL-JAPAN Ltd.	101,200	1,572
Sporton International, Inc.	509,088	3,015
Synergie SA	126,894	5,081
TrueBlue, Inc. (a)	131,164	3,169
		48,036
Road & Rail - 0.8%
Alps Logistics Co. Ltd. (c)	2,840,700	21,293
Chilled & Frozen Logistics Holdings Co. Ltd.	1,092,400	12,219
CSX Corp.	87,867	6,997
Daqin Railway Co. Ltd. (A Shares)	32,250,000	40,798
Hamakyorex Co. Ltd. (c)	1,246,600	45,938
Higashi Twenty One Co. Ltd.	248,800	996
Norfolk Southern Corp.	71,889	14,667
Sakai Moving Service Co. Ltd. (c)	1,075,700	63,154
Trancom Co. Ltd. (c)	850,800	49,263
		255,325
Trading Companies & Distributors - 1.0%
AddTech AB (B Shares)	1,077,855	26,217
AerCap Holdings NV (a)	230,839	11,459
Alconix Corp. (c)	2,108,600	24,854
Goodfellow, Inc. (c)	719,076	3,210
HD Supply Holdings, Inc. (a)	584,588	26,710
HERIGE	60,655	1,762
Houston Wire & Cable Co. (a)	75,823	469
Itochu Corp.	4,134,900	74,239
KS Energy Services Ltd. (a)	13,100,600	164
Lumax International Corp. Ltd.	3,123,900	7,268
Meiwa Corp.	1,708,300	6,947
Mitani Shoji Co. Ltd.	731,200	38,137
MRC Global, Inc. (a)	743,158	12,879
Otec Corp.	123,700	2,338
Parker Corp. (c)	2,207,700	9,672
Richelieu Hardware Ltd.	787,507	12,233
Senshu Electric Co. Ltd. (c)	890,000	20,645
Strongco Corp. (a)(c)	844,911	1,022
Tanaka Co. Ltd.	36,600	196
TECHNO ASSOCIE Co. Ltd.	253,600	2,463
Totech Corp. (c)	896,600	17,603
		300,487
Transportation Infrastructure - 0.1%
Anhui Expressway Co. Ltd. (H Shares)	8,986,000	6,071
Isewan Terminal Service Co. Ltd.	1,285,500	9,301
James Fisher and Sons PLC	54,409	1,398
Meiko Transportation Co. Ltd.	824,800	8,626
Qingdao Port International Co. Ltd. (H Shares) (a)(f)	11,648,000	8,092
Sinwa Ltd. (c)	20,286,000	4,698
		38,186

TOTAL INDUSTRIALS		2,223,575

INFORMATION TECHNOLOGY - 15.0%
Communications Equipment - 0.0%
F5 Networks, Inc. (a)	35,837	5,623
InterDigital, Inc.	140,676	9,199
		14,822
Electronic Equipment & Components - 4.7%
A&D Co. Ltd.	597,700	4,861
Amphenol Corp. Class A	63,687	6,341
AVX Corp.	149,224	2,434
Cardtronics PLC (a)	55,540	1,986
Casa Systems, Inc. (a)	96,484	925
CDW Corp.	173,935	18,368
CTS Corp.	215,410	6,452
Daido Signal Co. Ltd.	98,800	455
Dynapack International Technology Corp.	3,200,000	5,141
Elec & Eltek International Co. Ltd.	1,483,100	2,047
Elematec Corp. (c)	1,174,200	21,535
ePlus, Inc. (a)	107,691	10,154
Excel Co. Ltd. (c)	741,600	13,128
Fabrinet (a)	86,844	5,256
Hi-P International Ltd.	11,866,000	12,738
Hon Hai Precision Industry Co. Ltd. (Foxconn)	145,980,912	410,515
IDIS Holdings Co. Ltd. (c)	800,000	10,653
Image Sensing Systems, Inc. (a)	64,112	343
Insight Enterprises, Inc. (a)	305,923	17,309
INTOPS Co. Ltd. (c)	1,719,800	24,157
Jabil, Inc.	113,577	3,431
Keysight Technologies, Inc. (a)	574,049	49,959
Kingboard Chemical Holdings Ltd. (c)	75,632,000	246,328
Kingboard Laminates Holdings Ltd.	3,704,000	3,886
Muramoto Electronic Thailand PCL (For. Reg.) (c)	1,221,700	6,928
Nippo Ltd. (c)	732,500	3,268
PAX Global Technology Ltd.	4,053,000	1,891
Philips Lighting NV (f)	76,820	2,303
Pinnacle Technology Holdings Ltd. (c)	7,296,746	8,416
Plexus Corp. (a)	91,883	5,530
Redington India Ltd.	13,947,410	20,376
ScanSource, Inc. (a)(c)	1,397,611	52,620
Shibaura Electronics Co. Ltd. (c)	622,900	22,116
Sigmatron International, Inc. (a)	169,761	465
Simplo Technology Co. Ltd.	6,300,000	53,414
SYNNEX Corp. (c)	2,719,818	293,414
Tomen Devices Corp. (c)	535,200	11,459
Tripod Technology Corp.	1,465,000	4,689
TTM Technologies, Inc. (a)	694,845	9,200
UKC Holdings Corp.	973,200	15,717
VST Holdings Ltd. (c)	117,694,200	64,512
Wayside Technology Group, Inc. (c)	336,773	3,987
Wireless Telecom Group, Inc. (a)	248,573	383
		1,459,090
IT Services - 3.9%
ALTEN	589,512	64,334
Amdocs Ltd.	6,147,016	338,578
Argo Graphics, Inc.	782,900	15,989
CACI International, Inc. Class A (a)	56,165	10,949
Computer Services, Inc.	256,924	16,764
CSE Global Ltd. (c)	40,452,600	15,615
Data#3 Ltd.	2,788,997	3,500
Dimerco Data System Corp.	510,000	630
E-Credible Co. Ltd.	129,349	2,084
eClerx Services Ltd. (a)	1,684,608	27,712
EOH Holdings Ltd. (a)	6,356,676	9,074
Estore Corp.	170,500	1,174
ExlService Holdings, Inc. (a)	79,541	4,725
Fiserv, Inc. (a)	77,762	6,784
Gabia, Inc. (c)	975,000	7,480
Indra Sistemas SA (a)(c)	12,476,000	146,927
Know IT AB (c)	1,384,403	32,623
Leidos Holdings, Inc.	547,789	40,252
Maximus, Inc.	200,536	14,769
Net 1 UEPS Technologies, Inc. (a)	458,046	1,635
NIC, Inc.	349,166	6,027
Nice Information & Telecom, Inc.	125,020	2,293
Presidio, Inc.	308,755	4,638
Sabre Corp.	57,842	1,201
Science Applications International Corp.	304,183	22,799
Societe Pour L'Informatique Industrielle SA (c)	1,648,063	40,481
Softcreate Co. Ltd.	598,700	8,465
The Western Union Co.	17,525,291	340,692
Total System Services, Inc.	96,508	9,867
TravelSky Technology Ltd. (H Shares)	999,000	2,566
WNS Holdings Ltd. sponsored ADR (a)	72,953	4,169
		1,204,796
Semiconductors & Semiconductor Equipment - 0.7%
Amkor Technology, Inc. (a)	199,358	1,806
Axell Corp.	374,700	1,759
Boe Varitronix Ltd.	5,006,000	1,506
Brooks Automation, Inc.	167,803	6,294
Cabot Microelectronics Corp.	54,304	6,856
Entegris, Inc.	276,728	11,307
Leeno Industrial, Inc.	575,000	28,256
Melexis NV (b)	1,028,000	82,440
Miraial Co. Ltd.	149,100	1,664
Nanometrics, Inc. (a)	240,059	7,151
ON Semiconductor Corp. (a)	261,439	6,029
Phison Electronics Corp.	1,900,000	17,861
Powertech Technology, Inc.	10,000,000	24,917
Renesas Electronics Corp. (a)	347,100	1,848
Semtech Corp. (a)	49,232	2,652
Trio-Tech International (a)(c)	223,364	715
United Microelectronics Corp.	4,331,000	1,888
		204,949
Software - 2.3%
AdaptIT Holdings Ltd.	2,500,511	1,023
ANSYS, Inc. (a)	2,869,492	561,847
Aspen Technology, Inc. (a)	78,362	9,553
Ebix, Inc. (b)	1,442,172	72,801
ICT Automatisering NV	473,044	6,950
InfoVine Co. Ltd. (c)	175,000	3,631
KSK Co., Ltd. (c)	528,600	9,253
LivePerson, Inc. (a)	226,999	6,658
Micro Focus International PLC	133,984	3,386
NetGem SA	845,177	1,100
Nucleus Software Exports Ltd.	600,000	3,244
Pegasystems, Inc.	84,211	6,317
Pro-Ship, Inc.	502,200	5,338
RealPage, Inc. (a)	131,178	8,554
Vitec Software Group AB	547,876	5,597
Zensar Technologies Ltd.	3,500,000	11,792
		717,044
Technology Hardware, Storage & Peripherals - 3.4%
Compal Electronics, Inc.	67,000,000	43,254
HP, Inc.	6,126,042	122,215
Seagate Technology LLC (c)	18,016,511	870,558
Super Micro Computer, Inc. (a)	1,197,962	26,858
TPV Technology Ltd.	69,216,000	16,058
		1,078,943

TOTAL INFORMATION TECHNOLOGY		4,679,644

MATERIALS - 3.7%
Chemicals - 2.4%
Axalta Coating Systems Ltd. (a)	475,714	12,835
C. Uyemura & Co. Ltd.	381,700	23,575
Chase Corp. (c)	617,528	57,844
Core Molding Technologies, Inc. (c)	682,836	5,545
Deepak Fertilisers and Petrochemicals Corp. Ltd.	1,150,000	2,235
Dow, Inc. (a)	31,423	1,783
DowDuPont, Inc.	94,269	3,625
EcoGreen International Group Ltd. (c)	49,844,080	10,420
FMC Corp.	1,186,617	93,814
Fujikura Kasei Co., Ltd. (c)	2,696,200	14,716
Fuso Chemical Co. Ltd.	572,500	10,176
Gujarat Narmada Valley Fertilizers Co.	4,800,000	21,603
Gujarat State Fertilizers & Chemicals Ltd. (c)	28,500,000	40,082
Honshu Chemical Industry Co. Ltd. (c)	758,500	8,205
Huntsman Corp.	290,933	6,470
Innospec, Inc.	794,561	67,395
JSR Corp.	260,700	3,950
KPC Holdings Corp.	55,171	2,796
KPX Chemical Co. Ltd.	163,083	7,930
Miwon Chemicals Co. Ltd.	55,095	2,116
Miwon Commercial Co. Ltd.	89,782	3,444
Muto Seiko Co. Ltd.	236,900	1,231
Nihon Parkerizing Co. Ltd.	331,100	4,301
Nippon Soda Co. Ltd.	313,200	8,618
SK Kaken Co. Ltd.	54,700	22,441
Soken Chemical & Engineer Co. Ltd. (c)	663,300	9,366
T&K Toka Co. Ltd. (c)	1,338,100	11,760
Thai Carbon Black PCL (For. Reg.)	11,409,300	16,265
Thai Rayon PCL:
(For. Reg.)	2,704,500	3,326
NVDR	85,000	105
The Chemours Co. LLC	253,218	9,118
The Mosaic Co.	2,995,212	78,205
UPL Ltd. (a)	875,000	12,176
Westlake Chemical Corp.	105,085	7,330
Yara International ASA	3,294,291	148,573
Yip's Chemical Holdings Ltd.	25,548,000	8,728
		742,102
Construction Materials - 0.1%
Brampton Brick Ltd. Class A (sub. vtg.) (a)	668,251	3,542
Mitani Sekisan Co. Ltd. (c)	1,482,100	40,380
RHI Magnesita NV	43,631	2,694
		46,616
Containers & Packaging - 0.3%
AMVIG Holdings Ltd.	5,471,000	1,325
Chuoh Pack Industry Co. Ltd. (c)	419,500	4,696
Kohsoku Corp. (c)	1,727,900	18,319
Mayr-Melnhof Karton AG	17,213	2,228
Pact Group Holdings Ltd.	685,721	1,271
Samhwa Crown & Closure Co. Ltd.	50,000	1,989
Silgan Holdings, Inc.	245,763	7,358
The Pack Corp. (c)	1,552,200	49,884
		87,070
Metals & Mining - 0.8%
Ausdrill Ltd.	10,843,897	12,537
Chubu Steel Plate Co. Ltd.	412,000	2,297
Cleveland-Cliffs, Inc. (b)	12,725,429	127,127
Compania de Minas Buenaventura SA sponsored ADR	2,243,895	36,374
Granges AB	260,794	2,832
Hill & Smith Holdings PLC	795,171	13,231
Livent Corp.	1,109,843	11,964
Nucor Corp.	28,153	1,607
Orvana Minerals Corp. (a)	760,621	94
Pacific Metals Co. Ltd.	346,100	7,553
Steel Dynamics, Inc.	73,476	2,328
Tohoku Steel Co. Ltd. (c)	622,300	7,754
Tokyo Tekko Co. Ltd. (c)	757,900	8,348
Universal Stainless & Alloy Products, Inc. (a)	73,224	1,054
Warrior Metropolitan Coal, Inc.	1,057,315	32,777
Webco Industries, Inc. (a)(d)	7,553	982
		268,859
Paper & Forest Products - 0.1%
Louisiana-Pacific Corp.	104,681	2,622
Stella-Jones, Inc.	593,307	20,261
Western Forest Products, Inc.	1,938,661	2,721
		25,604

TOTAL MATERIALS		1,170,251

REAL ESTATE - 0.4%
Equity Real Estate Investment Trusts (REITs) - 0.2%
Colony Capital, Inc.	1,900,399	9,768
Corrections Corp. of America	1,450,510	30,185
Four Corners Property Trust, Inc.	156,978	4,464
National Health Investors, Inc.	28,272	2,133
NSI NV	8,416	333
NSI NV rights 5/14/19 (a)(g)	8,416	11
Public Storage	12,933	2,861
Sabra Health Care REIT, Inc.	159,826	3,126
Spirit Realty Capital, Inc.	38,658	1,564
Store Capital Corp.	156,462	5,213
Ventas, Inc.	55,035	3,363
VEREIT, Inc.	324,415	2,680
		65,701
Real Estate Management & Development - 0.2%
Anabuki Kosan, Inc.	42,750	1,128
Century21 Real Estate Japan Ltd.	124,400	1,349
Devine Ltd. (a)	1,423,917	146
IMMOFINANZ Immobilien Anlagen AG	101,856	2,610
Jones Lang LaSalle, Inc.	21,723	3,358
LSL Property Services PLC	1,412,867	4,901
Relo Group, Inc.	1,320,500	35,918
Selvaag Bolig ASA	939,000	5,322
Servcorp Ltd.	838,256	1,820
Sino Land Ltd.	1,761,954	3,100
Tejon Ranch Co. (a)	429,666	7,412
Wing Tai Holdings Ltd.	1,714,500	2,584
		69,648

TOTAL REAL ESTATE		135,349

UTILITIES - 1.6%
Electric Utilities - 1.4%
Exelon Corp.	375,531	19,133
PG&E Corp. (a)	4,491,595	101,151
PPL Corp.	9,988,732	311,748
		432,032
Gas Utilities - 0.1%
Busan City Gas Co. Ltd.	50,971	1,699
China Resource Gas Group Ltd.	678,000	3,137
Hokuriku Gas Co.	151,800	4,027
K&O Energy Group, Inc.	323,100	4,676
Keiyo Gas Co. Ltd.	118,300	3,154
Star Gas Partners LP	197,086	1,870
		18,563
Independent Power and Renewable Electricity Producers - 0.1%
Mega First Corp. Bhd (c)	32,000,045	30,572
Mega First Corp. Bhd warrants 4/8/20 (a)	3,800,000	1,664
		32,236
Multi-Utilities - 0.0%
CMS Energy Corp.	266,878	14,825
Water Utilities - 0.0%
Manila Water Co., Inc.	5,588,000	2,440

TOTAL UTILITIES		500,096

TOTAL COMMON STOCKS
(Cost $15,185,220)		28,991,951

Nonconvertible Preferred Stocks - 0.1%
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Nam Yang Dairy Products	4,917	929
INDUSTRIALS - 0.0%
Industrial Conglomerates - 0.0%
Steel Partners Holdings LP Series A, 6.00%	162,313	3,618
MATERIALS - 0.1%
Construction Materials - 0.1%
Buzzi Unicem SpA (Risparmio Shares)	1,523,411	23,204
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $15,707)		27,751
	Principal Amount (000s)	Value (000s)

Nonconvertible Bonds - 0.0%
ENERGY - 0.0%
Energy Equipment & Services - 0.0%
Bristow Group, Inc. 6.25% 10/15/22	9,981	2,395
Oil, Gas & Consumable Fuels - 0.0%
Centrus Energy Corp. 8.25% 2/28/27(f)	4,578	3,616
TOTAL NONCONVERTIBLE BONDS
(Cost $12,944)		6,011
	Shares	Value (000s)

Money Market Funds - 8.6%
Fidelity Cash Central Fund, 2.49% (h)	2,268,290,488	2,268,744
Fidelity Securities Lending Cash Central Fund 2.49% (h)(i)	408,409,554	408,450
TOTAL MONEY MARKET FUNDS
(Cost $2,676,829)		2,677,194
TOTAL INVESTMENT IN SECURITIES - 101.3%
(Cost $17,890,700)		31,702,907
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(392,677)
NET ASSETS - 100%		$31,310,230

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Level 3 security

 (e) A portion of the security sold on a delayed delivery basis.

 (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $39,354,000 or 0.1% of net assets.

 (g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$39,873
Fidelity Securities Lending Cash Central Fund	3,538
Total	$43,411

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Aalberts Industries NV	$301,560	$--	$1,286	$4,730	$924	$(41,725)	$259,473
Abbey PLC	31,773	--	160	2,400	129	(4,011)	27,731
Accell Group NV	36,577	--	37,155	--	92	486	--
Air T, Inc.	6,043	--	4,791	--	3,186	(3,208)	--
AJIS Co. Ltd.	27,747	--	140	398	101	(249)	27,459
Alconix Corp.	32,597	--	128	665	56	(7,671)	24,854
Alps Logistics Co. Ltd.	21,765	--	120	414	60	(412)	21,293
Arts Optical International Holdings Ltd.	5,935	--	538	143	(469)	(182)	4,746
ASL Marine Holdings Ltd.	3,319	--	11	--	(9)	(1,217)	2,082
ASTI Corp.	3,940	--	16	103	7	(699)	3,232
Axell Corp.	5,341	--	2,122	16	(10,611)	9,151	--
Barratt Developments PLC	506,341	--	2,660	42,660	1,865	58,226	563,772
Bed Bath & Beyond, Inc.	38,749	120,905	764	3,963	75	32,613	191,578
Belc Co. Ltd.	79,124	--	441	934	365	(5,737)	73,311
Belluna Co. Ltd.	81,345	--	4,164	806	1,754	(29,589)	49,346
BMTC Group, Inc.	42,943	--	819	318	785	(7,158)	35,751
Bristow Group, Inc.	30,021	6,739	2,808	--	(35,738)	1,786	--
Calian Technologies Ltd.	15,163	--	79	338	54	937	16,075
Chase Corp.	83,869	--	7,281	497	6,427	(25,171)	57,844
Chuoh Pack Industry Co. Ltd.	5,281	--	25	136	11	(571)	4,696
Civeo Corp.	45,452	--	358	--	(2,416)	(19,057)	23,621
Clip Corp.	2,255	--	12	88	3	(408)	1,838
Codorus Valley Bancorp, Inc.	19,497	214	82	309	66	(5,743)	13,952
Contango Oil & Gas Co.	14,584	--	49	--	5	(6,732)	7,808
Core Molding Technologies, Inc.	5,129	2,722	29	--	20	(2,297)	5,545
Create SD Holdings Co. Ltd.	132,942	--	735	762	559	(10,372)	122,394
CSE Global Ltd.	13,446	--	74	371	16	2,227	15,615
Daewon Pharmaceutical Co. Ltd.	32,353	--	56	362	26	(3,153)	29,170
Daiichi Kensetsu Corp.	27,504	--	142	420	82	(2,831)	24,613
DongKook Pharmaceutical Co. Ltd.	35,177	--	--	242	--	(4,314)	30,863
DVx, Inc.	8,927	--	36	136	23	(3,193)	5,721
EcoGreen International Group Ltd.	10,664	--	56	96	13	(201)	10,420
Elematec Corp.	27,752	--	116	627	58	(6,159)	21,535
Estore Corp.	2,452	--	865	39	246	(659)	--
Excel Co. Ltd.	16,942	--	79	156	35	(3,770)	13,128
Ff Group	24,491	--	105	--	(147)	(12,558)	11,681
First Juken Co. Ltd.	17,548	--	85	481	51	(2,311)	15,203
Food Empire Holdings Ltd.	17,941	--	133	194	42	(2,319)	15,531
Fossil Group, Inc.	108,416	--	374	--	322	(54,579)	53,785
Fresh Del Monte Produce, Inc.	174,685	--	787	1,444	220	(32,895)	141,223
Fuji Kosan Co. Ltd.	3,729	--	20	83	(1)	282	3,990
Fujikura Kasei Co., Ltd.	15,712	--	82	349	13	(927)	14,716
Fursys, Inc.	25,681	--	--	707	--	4,271	29,952
Gabia, Inc.	8,126	--	--	22	--	(646)	7,480
Geospace Technologies Corp.	16,165	--	3,643	--	(3,341)	2,911	12,092
Geumhwa PSC Co. Ltd.	10,669	--	--	347	--	47	10,716
Goodfellow, Inc.	4,058	--	17	47	7	(838)	3,210
Guess?, Inc.	111,897	--	4,063	3,280	(1,500)	(9,754)	96,580
Gujarat State Fertilizers & Chemicals Ltd.	48,562	--	--	863	--	(8,480)	40,082
Halows Co. Ltd.	29,828	772	151	276	106	(4,515)	26,040
Hamakyorex Co. Ltd.	43,329	--	254	605	160	2,703	45,938
Handsome Co. Ltd.	67,806	--	1,878	596	1,497	4,275	71,700
Hanger, Inc.	43,651	--	48,458	--	(7,242)	12,049	--
Helen of Troy Ltd.	192,471	--	60,870	--	58,672	(17,276)	--
Hiday Hidaka Corp.	39,244	--	7,907	459	5,747	(8,255)	--
Honshu Chemical Industry Co. Ltd.	7,715	--	46	172	28	508	8,205
Hoshiiryou Sanki Co. Ltd.	10,891	--	299	143	52	(690)	9,954
Hwacheon Machine Tool Co. Ltd.	10,270	--	1	205	--	(2,174)	8,095
Hyster-Yale Materials Handling Class A	15,257	208	656	216	47	217	15,073
Hyster-Yale Materials Handling Class B	20,386	--	1	288	--	267	20,652
I-Sheng Electric Wire & Cable Co. Ltd.	17,495	--	1	--	0	61	17,555
IA Group Corp.	3,987	--	19	114	2	(398)	3,572
ICT Automatisering NV	8,682	--	294	--	73	(1,511)	--
IDIS Holdings Co. Ltd.	10,166	--	--	119	--	487	10,653
Ihara Science Corp.	19,975	--	78	359	52	(8,842)	11,107
Indra Sistemas SA	156,113	--	3,674	--	(4,619)	(893)	146,927
INFAC Corp.	1,314	--	--	32	--	150	--
InfoVine Co. Ltd.	3,709	--	--	124	--	(78)	3,631
Intage Holdings, Inc.	34,244	--	151	590	91	(6,583)	27,601
Intelligent Digital Integrated Security Co. Ltd.	7,137	--	19,559	--	12,178	244	--
INTOPS Co. Ltd.	14,024	--	--	192	--	10,133	24,157
INZI Controls Co. Ltd.	7,407	--	6,961	113	3,908	(961)	--
Isra Vision AG	76,909	--	66,836	--	60,402	(70,475)	--
Jaya Holdings Ltd.	69	--	--	--	--	--	69
JLM Couture, Inc.	1,267	--	9	--	4	54	1,316
Jorudan Co. Ltd.	4,066	--	5,893	42	3,101	(1,274)	--
Jumbo SA	160,642	--	862	2,100	639	20,771	181,190
Kingboard Chemical Holdings Ltd.	265,008	--	1,269	10,673	1,055	(18,466)	246,328
Know IT AB	27,548	--	149	717	88	5,136	32,623
Kohsoku Corp.	21,243	--	98	405	48	(2,874)	18,319
Kondotec, Inc.	14,329	751	80	340	65	(701)	14,364
Korea Electric Terminal Co. Ltd.	28,981	320	--	238	--	6,169	35,470
KPX Chemical Co. Ltd.	9,652	--	--	182	--	(1,722)	--
KSK Co., Ltd.	8,551	--	44	405	29	717	9,253
Kwang Dong Pharmaceutical Co. Ltd.	20,881	--	1	185	--	(1,279)	19,601
Kyeryong Construction Industrial Co. Ltd.	13,397	--	--	251	--	1,216	14,613
Kyung Dong Pharmaceutical Co. Ltd.	10,432	--	--	214	--	(1,401)	--
KyungDong City Gas Co. Ltd.	8,241	--	--	136	--	(1,565)	--
Kyungdong Invest Co. Ltd.	3,673	--	--	31	--	(649)	--
Leeno Industrial, Inc.	34,547	--	--	471	--	(6,291)	--
Maruzen Co. Ltd.	31,406	--	168	360	133	1,542	32,913
Mega First Corp. Bhd	28,477	--	576	155	149	2,522	30,572
Metro, Inc. Class A (sub. vtg.)	831,515	--	4,842	8,904	4,597	56,604	887,874
Michang Oil Industrial Co. Ltd.	12,557	--	--	208	--	(665)	11,892
Mitani Sekisan Co. Ltd.	36,133	--	207	282	167	4,287	40,380
Motonic Corp.	26,269	--	4,689	727	1,348	8,045	30,973
Mr. Bricolage SA	13,235	--	37	--	(20)	(7,955)	5,223
Muhak Co. Ltd.	38,087	--	--	730	--	(5,381)	32,706
Murakami Corp.	21,350	1,044	104	290	82	(3,333)	19,039
Muramoto Electronic Thailand PCL (For. Reg.)	7,016	--	42	458	12	(58)	6,928
Murphy Oil Corp.	362,834	4,908	12,285	8,110	1,465	(65,706)	291,216
Nadex Co. Ltd.	7,449	--	38	197	21	(1,381)	6,051
Nafco Co. Ltd.	31,794	--	157	593	50	(6,560)	25,127
ND Software Co. Ltd.	12,926	--	84	72	47	5,315	18,204
Next PLC	989,675	--	16,924	8,918	9,265	(47,094)	934,922
Nippo Ltd.	2,971	--	15	--	2	310	3,268
Origin Enterprises PLC	64,974	--	327	2,194	34	(8,143)	56,538
P&F Industries, Inc. Class A	2,683	--	2,457	32	(68)	(158)	--
Parker Corp.	10,960	--	55	214	35	(1,268)	9,672
Pinnacle Technology Holdings Ltd.	10,420	--	50	117	17	(1,971)	8,416
Piolax, Inc.	60,277	--	297	900	269	(13,975)	46,274
Prim SA	22,014	--	100	177	31	(3,911)	18,034
Roadrunner Transportation Systems, Inc.	6,911	--	4,101	--	(22,024)	19,214	--
Rocky Mountain Chocolate Factory, Inc.	4,481	--	20	157	(1)	(188)	4,272
S&T Holdings Co. Ltd.	10,056	--	1	263	--	(18)	10,037
Sakai Moving Service Co. Ltd.	57,168	--	339	480	286	6,039	63,154
Samsung Climate Control Co. Ltd.	4,804	--	--	30	--	(466)	4,338
Sanei Architecture Planning Co. Ltd.	21,406	--	89	704	46	(4,349)	17,014
Sarantis SA	32,784	--	179	--	123	286	33,014
ScanSource, Inc.	93,159	--	33,151	--	7,711	(15,099)	52,620
Seagate Technology LLC	979,279	--	28,204	34,392	20,471	(100,988)	870,558
Senshu Electric Co. Ltd.	26,771	--	117	429	69	(6,078)	20,645
Sewon Precision Industries Co. Ltd.	4,625	--	--	37	--	(974)	3,651
Shibaura Electronics Co. Ltd.	26,494	--	118	381	96	(4,356)	22,116
Sinwa Ltd.	3,446	--	23	111	11	1,264	4,698
SJM Co. Ltd.	4,312	--	--	95	--	(369)	3,943
SJM Holdings Co. Ltd.	4,506	--	1,021	124	(268)	(420)	2,797
Societe Pour L'Informatique Industrielle SA	48,447	--	224	248	177	(7,919)	40,481
Soken Chemical & Engineer Co. Ltd.	12,151	--	56	297	15	(2,744)	9,366
Southwestern Energy Co.	65,794	191,582	4,210	--	(719)	(54,154)	198,293
Sportscene Group, Inc. Class A	2,039	--	14	--	12	1,163	3,200
Step Co. Ltd.	15,560	--	75	312	51	(1,080)	14,456
Strattec Security Corp.	11,320	916	60	154	13	(1,103)	11,086
Strongco Corp.	1,437	--	6	--	(8)	(401)	1,022
Sun Hing Vision Group Holdings Ltd.	6,974	--	38	455	--	355	7,291
Sunjin Co. Ltd.	29,566	--	--	89	--	(3,428)	26,138
SYNNEX Corp.	260,551	3,032	1,325	2,983	1,081	30,075	293,414
T&K Toka Co. Ltd.	15,501	--	72	368	40	(3,709)	11,760
The Buckle, Inc.	108,284	386	471	7,859	(154)	(24,915)	83,130
The Pack Corp.	49,627	--	252	318	125	384	49,884
Tohoku Steel Co. Ltd.	8,562	--	40	121	21	(789)	7,754
Tokyo Kisen Co. Ltd.	5,987	--	31	135	19	(295)	5,680
Tokyo Tekko Co. Ltd.	11,941	--	47	123	(18)	(3,528)	8,348
Tomen Devices Corp.	13,785	--	64	393	(6)	(2,256)	11,459
Totech Corp.	21,516	--	577	382	285	(3,621)	17,603
TOW Co. Ltd.	13,217	--	70	194	42	(1,336)	11,853
Trancom Co. Ltd.	62,738	--	262	633	256	(13,469)	49,263
Trio-Tech International	1,038	--	4	--	(2)	(317)	715
Triple-S Management Corp.	59,125	--	683	--	75	(21,480)	37,037
UKC Holdings Corp.	25,947	--	5,534	922	1,538	(6,234)	--
Unit Corp.	134,142	--	497	--	(41)	(60,957)	72,647
Unum Group	599,747	--	2,835	11,739	1,718	(44,386)	554,244
Utah Medical Products, Inc.	27,463	--	1,884	216	1,716	(5,125)	22,170
VSE Corp.	36,175	--	142	201	84	(10,601)	25,516
VST Holdings Ltd.	64,422	--	690	--	422	358	64,512
Wayside Technology Group, Inc.	3,713	770	21	162	(1)	(474)	3,987
Whanin Pharmaceutical Co. Ltd.	33,084	--	1	391	--	(4,067)	29,016
WIN-Partners Co. Ltd.	37,651	--	138	656	99	(10,162)	27,450
Youngone Holdings Co. Ltd.	42,903	--	--	529	--	6,774	49,677
Yutaka Giken Co. Ltd.	29,952	--	120	711	64	(9,724)	20,172
Total	$9,582,309	$335,269	$435,265	$192,371	$130,709	$(757,176)	$8,567,416

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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